Derivative Liabilities (Details 2) - Warrant [Member]				3 Months Ended	12 Months Ended
	Apr. 14, 2016	Jun. 09, 2015	May 22, 2015	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate	1.08%	1.74%	1.57%		1.01%	1.04%	163.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Expected volatility	44.00%	47.00%	47.00%	65.00%	39.00%	41.00%	47.00%
Remaining term (years)	5 years	5 years	5 years
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate				1.01%
Remaining term (years)				3 years 7 months 20 days	3 years 10 months 20 days	4 years 1 month 24 days	4 years 10 months 20 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk free interest rate				1.14%
Remaining term (years)				4 years 6 months 14 days	4 years 9 months 14 days	4 years 2 months 8 days	4 years 11 months 8 days